Document and Entity Information	Aug. 08, 2019
Prospectus:
Document Type	497
Document Period End Date	Aug. 08, 2019
Registrant Name	HARTFORD MUTUAL FUNDS INC/CT
Entity Central Index Key	0001006415
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 08, 2019
Document Effective Date	Aug. 08, 2019
Prospectus Date	Mar. 01, 2019
Hartford Environmental Opportunities Fund | Class A
Prospectus:
Trading Symbol	HEOMX
Hartford Environmental Opportunities Fund | Class C
Prospectus:
Trading Symbol	HEONX
Hartford Environmental Opportunities Fund | Class I
Prospectus:
Trading Symbol	HEOIX
Hartford Environmental Opportunities Fund | Class R3
Prospectus:
Trading Symbol	HEORX
Hartford Environmental Opportunities Fund | Class R4
Prospectus:
Trading Symbol	HEOSX
Hartford Environmental Opportunities Fund | Class R5
Prospectus:
Trading Symbol	HEOTX
Hartford Environmental Opportunities Fund | Class R6
Prospectus:
Trading Symbol	HEOVX
Hartford Environmental Opportunities Fund | Class Y
Prospectus:
Trading Symbol	HEOYX
Hartford Environmental Opportunities Fund | Class F
Prospectus:
Trading Symbol	HEOFX